Interests in Other Entities (Details) - Schedule of Financial Information for Associates (Parentheticals) - shares	Jun. 30, 2023	Nov. 25, 2022
Schedule Of Financial Information For Associates Abstract
Additional cash invested, percentage	17.5	17.5
The group’s share of loss, percentage	17.5	17.5